(Columbia Select Small Cap Fund)

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA SELECT SMALL CAP FUND
(the "Fund")

Supplement dated January 17, 2012 to the
Fund's prospectuses dated August 1, 2011, as supplemented

Effective on January 27, 2012, the section of each prospectus for the Fund entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following disclosure:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $23 million and $3.7 billion as of December 31, 2011). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), believes have the potential for long-term, above-average earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations at time of purchase outside the range of Russell 2000 Growth Index.

The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, the strength of its corporate culture, including the structure of economic and other incentives for employees and management, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Effective on January 27, 2012, the section of each prospectus for the Fund entitled "Principal Risks" is revised by deleting Derivatives Risk, Special Situations Risk and Value Securities Risk and by adding the following:

  Currency Risk — Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Foreign Securities Risk — Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Frequent Trading Risk — Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Sector Risk — At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Effective on January 27, 2012, the Fund has added Russell 2000 Growth Index as a benchmark. Accordingly, effective on such date, the following changes are made to the prospectuses:

  The paragraph under the section of each prospectus for the Fund entitled "Performance Information — Average Annual Total Return" is deleted in its entirety and replaced with the following disclosure:

The following line under the section of each prospectus for the Fund entitled "Performance Information — Average Annual Total Return" is added with the following disclosure:

The table compares the Fund's returns for each period with those of the Russell 2000 Index and Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index composed of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Prior to January 27, 2012, the Russell 2000 Index was the Fund's sole benchmark. The Fund added the Russell 2000 Growth Index as a benchmark effective January 27, 2012 because the Adviser believes that the additional index provides a useful performance comparison given the Fund's investment in companies believed to have the potential for long-term, above-average earnings growth.

Average Annual Total Returns (Columbia Select Small Cap Fund)	1 Year	5 Years	10 Years
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	(2.91%)	2.09%	4.48%